Schedule of Revolving Facility (Detail) - Revolving Credit Facility - USD ($)	Dec. 31, 2016	Dec. 05, 2016
Debt Instrument [Line Items]
Credit facility commitment	$ 700,000,000	$ 700,000,000
J P Morgan Chase Bank, N.A.
Debt Instrument [Line Items]
Credit facility commitment	92,800,000
Wells Fargo Bank, N.A.
Debt Instrument [Line Items]
Credit facility commitment	92,800,000
BB&T
Debt Instrument [Line Items]
Credit facility commitment	92,800,000
Sun Trust Bank
Debt Instrument [Line Items]
Credit facility commitment	92,800,000
Deutsche Bank AG New York Branch
Debt Instrument [Line Items]
Credit facility commitment	92,800,000
PNC Bank, National Association
Debt Instrument [Line Items]
Credit facility commitment	62,000,000
Regions Bank
Debt Instrument [Line Items]
Credit facility commitment	62,000,000
The Northern Trust Company
Debt Instrument [Line Items]
Credit facility commitment	62,000,000
Comerica Bank
Debt Instrument [Line Items]
Credit facility commitment	20,000,000
The Bank of Tokyo Mitsubishi UFJ, Ltd.
Debt Instrument [Line Items]
Credit facility commitment	$ 30,000,000